CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

30. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Balance sheets of the parent company

	As of December 31, 2022	As of December 31, 2023
	RMB	RMB

ASSETS
Current assets:
Cash and cash equivalents	65,363	64,070
Short-term investment	70,125	7,195
Amounts due from the group companies	161,124	195,917
Prepaid expenses and other current assets	1,516	1,059
Total current assets	298,128	268,241

Non-current assets:
Long-term investments	39,817	39,500
Investment in subsidiaries and VIEs	1,020,937	883,681
Total non-current assets	1,060,754	923,181

Total assets	1,358,882	1,191,422

LIABILITIES AND EQUITY

Current liabilities
Other payables and accruals	3,852	1,206
Total liabilities	3,852	1,206

Shareholders’ equity

Ordinary shares (US$0.000005 par value 20,000,000,000 shares authorized as of December 31, 2022 and 2023; 1,208,831,222 Class A ordinary shares and 949,960,000 Class B ordinary shares issued as of December 31, 2022 and 2023; 1,068,437,352 and 1,016,418,532 Class A ordinary shares and 949,960,000 and 949,960,000 Class B ordinary shares outstanding as of December 31, 2022 and 2023, respectively)	70	70
Additional paid-in capital	7,332,098	7,327,581
Accumulated other comprehensive income	91,498	116,171
Less: Treasury stock (140,393,870 and 192,412,690 shares as of December 31, 2022 and 2023, respectively)	(98,709)	(116,108)
Accumulated deficit	(5,969,927)	(6,137,498)
Total shareholders’ equity	1,355,030	1,190,216

Total liabilities and shareholders’ equity	1,358,882	1,191,422

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

30. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (CONTINUED)

Statements of comprehensive income/(loss) of the parent company

	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2023
	RMB	RMB	RMB

Operation expense
Sales and marketing	(2,052)	-	-
General and administrative	(17,632)	(10,706)	(8,557)
Total operating expenses	(19,684)	(10,706)	(8,557)
Share of income/(loss) of subsidiaries and VIEs	167,444	(115,080)	(151,117)
Financial expense, net	(15,883)	(12,283)	(518)
Foreign exchange loss	(466)	(134)	-
Other non-operating income/(expense), net	555	30	(4,232)
Income/(loss) before income tax expense	131,966	(138,173)	(164,424)

Equity in loss of affiliates, net of tax	-	-	(705)
Net income/(loss)	131,966	(138,173)	(165,129)

Net income/(loss) attributable to ordinary shareholders	131,966	(138,173)	(165,129)

Net income/(loss)	131,966	(138,173)	(165,129)
Other comprehensive income
Foreign currency translation	35,433	134,143	24,673
Total comprehensive income/(loss)	167,399	(4,030)	(140,456)

Statements of cash flows of the parent company

	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2023
	RMB	RMB	RMB

Net cash used in operating activities	(23,226)	(9,075)	(8,557)
Net cash generated from investing activities	29,919	154,552	31,720
Net cash generated from/(used in) financing activities	788	(94,752)	(25,334)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(2,457)	5,960	878
Net increase/(decrease) in cash, cash equivalents and restricted cash	5,024	56,685	(1,293)
Cash, cash equivalents and restricted cash at beginning of the year	3,654	8,678	65,363
Cash, cash equivalents and restricted cash at end of the year	8,678	65,363	64,070